CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Statement of Other Comprehensive Income [Abstract]
Net income	$ 134,737	$ 101,019	$ 131,175
Fair value adjustments to hedging financial instruments	(21,731)	(24,218)	(19,467)
Fair value adjustments to hedging financial instruments in associated companies	16,740	12,983	20,074
Reclassification into net income of previous fair value adjustments to hedging financial instruments	27	241	1,756
Fair value adjustments to available for sale securities	751	(799)	(327)
Other comprehensive income/ (loss)	34	12	(16)
Other comprehensive (loss)/ income, net of tax	(4,179)	(11,781)	2,020
Comprehensive income	$ 130,558	$ 89,238	$ 133,195